CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Unbilled receivables	$ 281	$ 109,194